Accumulated Deficit (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Balance, Beginning of Period	$ 71,433,702	$ 70,814,126	$ 70,814,126
Current Period’s Activities
Net Income (Loss)	(350,357)	(619,576)	(296,474)
Balance, End of Period	$ 71,784,059	$ 71,433,702	$ 71,110,600